TEMPLETON GLOBAL INVESTMENT TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

Tel 954. 527.7500

July 1, 2011

Filed Via EDGAR (CIK #0000916488)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

                RE:  Templeton Global Investment Trust (Registrant)

                File Nos. 33-73244 and 811-08226

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933 (1933 Act), as amended, and the Investment Company Act of 1940, as amended.

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called Templeton Emerging Markets Balanced Fund (the Fund). The Fund will offer four share classes, Class A, Class C, Class R and Advisor Class.

The Fund will have an investment goal is to seek both income and capital appreciation. The Fund will invest at least 80% of its net assets in “emerging market countries”. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The Fund may also invest up to 20% of its net assets in the securities of issuers in developed market countries.  This filing includes a Class A, C, R and Advisor Class prospectus and a Class A, C, R and Advisor Class Statement of Additional Information for the Fund. We believe that the Fund's operations do not raise novel or complex issues of law or policy.

Pursuant to Rule 485(a) (2) under the 1933 Act, the Amendment will become effective on September 15, 2011, which is at least seventy-five days after the filing. Please direct any questions or comments relating to this filing to Kristin Ives, Esq. at (215) 564-8037.

Very truly yours,

TEMPLETON GLOBAL INVESTMENT TRUST

/s/DAVID P. GOSS

David P. Goss

Vice President

DPG:dac